Financial Instruments (Tables)	6 Months Ended
May 31, 2019
Fair Value Disclosures [Abstract]
Fair value measurements, nonrecurring
	May 31, 2019		November 30, 2018
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
	$	$	$	$
Financial Liabilities
Convertible debenture(i)	1,506,555	1,523,667	1,790,358	1,795,796

Past due financing receivables
	May 31,	November 30,
	2019	2018
	$	$

Total accounts receivable	361,673	305,912
Less allowance for doubtful accounts	(66,849)	(66,849)
Total accounts receivable, net	294,824	239,063

Not past due	294,824	239,063
Past due for more than 31 days
but no more than 120 days	-	-
Past due for more than 120 days	66,849	66,849
Total accounts receivable, gross	361,673	305,912

Contractual obligation, fiscal year maturity schedule
	Less than	3 to 6	6 to 9	9 months	Greater than
	3 months	months	months	to 1 year	1 year	Total
	$	$	$	$	$	$
Third parties
Accounts payable	2,427,969	-	-	-	-	2,427,969
Accrued liabilities	932,017	-	-	-	-	932,017
Related parties
Employee costs payable	236,078	-	-	-	-	236,078
Convertible debenture (Note 5)	44,331	1,083,845	12,457	12,594	562,834	1,716,061
	3,640,395	1,083,845	12,457	12,594	562,834	5,312,125